Fair Value of Financial Instruments (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Assets :
Securitized vacation ownership notes receivable, Carrying amount	$ 381	$ 446
Total financial assets, Carrying amount	551	567
Total financial assets, Fair value	670	688
Liabilities:
Long-term debt, Carrying amount	1,652	2,194
Long-term securitized debt, Carrying value	332	402
Total financial liabilities, Carrying amount	1,984	2,596
Total financial liabilities, Fair value	2,269	2,854
Off-Balance sheet:
Total off-balance sheet, Carrying amount
Total off-balance sheet, Fair value	187	192
Level 1 [Member]
Assets :
Restricted cash, Carrying amount	3	2
Restricted Cash, Fair value	3	2
Liabilities:
Long-term debt, Carrying amount	1,652	2,194
Long-term debt, Fair value	1,919	2,442
Level 2 [Member]
Off-Balance sheet:
Letters of credit, Carrying amount
Surety bonds, Carrying amount
Letters of credit, Fair value	109	171
Surety bonds, Fair value	78	21
Level 3 [Member]
Assets :
Vacation ownership notes receivable, Carrying amount	145	93
Securitized vacation ownership notes receivable, Carrying amount	381	446
Other notes receivable, Carrying amount	22	26
Vacation ownership notes receivable Fair value	175	109
Securitized vacation ownership notes receivable, Fair value	470	551
Other notes receivable, Fair value	22	26
Liabilities:
Long-term securitized debt, Carrying value	332	402
Long-term securitized debt, Fair value	$ 350	$ 412